Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	445,671,408.01	24,148
Yield Supplement Overcollateralization Amount 01/31/24	32,574,213.45	0
Receivables Balance 01/31/24	478,245,621.46	24,148
Principal Payments	18,935,895.44	508
Defaulted Receivables	915,206.01	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	30,628,746.69	0
Pool Balance at 02/29/24	427,765,773.32	23,600

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.29%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	8,306,943.78	342
Past Due 61-90 days	2,168,359.51	87
Past Due 91-120 days	475,920.10	20
Past Due 121+ days	0.00	0
Total	10,951,223.39	449

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	499,331.41
Aggregate Net Losses/(Gains) - February 2024	415,874.60
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.04%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.59%
Third Prior Net Losses/(Gains) Ratio	0.63%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	43.03

Flow of Funds	$ Amount
Collections	21,164,749.04
Investment Earnings on Cash Accounts	23,556.24
Servicing Fee	(398,538.02)
Transfer to Collection Account	-
Available Funds	20,789,767.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,101,583.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,989,776.29
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,650,045.24

Total Distributions of Available Funds	20,789,767.26

Servicing Fee	398,538.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	440,755,549.61
Principal Paid	17,905,634.69
Note Balance @ 03/15/24	422,849,914.92

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	28,409,884.74
Principal Paid	12,533,944.28
Note Balance @ 03/15/24	15,875,940.46
Note Factor @ 03/15/24	6.4067556%

Class A-2b
Note Balance @ 02/15/24	12,175,664.87
Principal Paid	5,371,690.41
Note Balance @ 03/15/24	6,803,974.46
Note Factor @ 03/15/24	6.4067556%

Class A-3
Note Balance @ 02/15/24	266,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	266,000,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	89,920,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	29,500,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	14,750,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,234,087.33
Total Principal Paid	17,905,634.69
Total Paid	19,139,722.02

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	65,579.48
Principal Paid	12,533,944.28
Total Paid to A-2a Holders	12,599,523.76

Class A-2b
One-Month SOFR	5.32471%
Coupon	5.89471%
Interest Paid	57,816.34
Principal Paid	5,371,690.41
Total Paid to A-2b Holders	5,429,506.75

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2552126
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2121451
Total Distribution Amount	19.4673577

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2646468
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	50.5808889
Total A-2a Distribution Amount	50.8455357

A-2b Interest Distribution Amount	0.5444100
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	50.5808890
Total A-2b Distribution Amount	51.1252990

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	725.46
Noteholders' Principal Distributable Amount	274.54

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	4,915,858.40
Investment Earnings	20,490.03
Investment Earnings Paid	(20,490.03)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,371,030.82	$3,612,179.69	4,239,227.64
Number of Extensions	129	136	159
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.73%	0.82%